Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of subsidiaries of the company and their geographical locations

The principal subsidiaries of the Company and their geographical locations as at December 31, 2020 and 2019 are as follows:

Name of the subsidiary	Ownership interest	Location
Dia Bras EXMIN Resources Inc.	100%	Canada
Sociedad Minera Corona, S. A. (“Corona”) [1]	81.84%	Perú
Dia Bras Peru, S. A. C. (“Dia Bras Peru”) [1]	100%	Perú
Dia Bras Mexicana, S. A. de C. V. (“Dia Bras Mexicana”)	100%	México
Servicios de Minería de la Sierra, S. A. de C. V.	100%	México
Bolívar Administradores, S. A. de C. V.	100%	México
EXMIN, S. A. de C. V.	100%	México
Servicios de Produccion Y Extraccion de Chihuahua, S.A. de C.V	100%	México
Asesores Administrativos Y de Recursos Humanos, S.A. de C.V	100%	México

1 The Company, through its wholly owned subsidiary Dia Bras Peru, holds an 81.84% interest in Corona, which represents 92.33% of the voting shares. The Company consolidates Corona's financial results and records a non-controlling interest for the 18.16% that it does not own.

Schedule of average estimated useful lives of property, plant and equipment

The major categories of property, plant and equipment are depreciated on a straight-line basis using the following average estimated useful lives below:

Asset class	Useful lives (years)
Vehicle, furniture and other assets	3 to 10
Machinery and equipment	5 to 20
Buildings and other constructions	5 to 50